SCHEDULE OF CHANGE IN THE PRESENT VALUE OF THE DEFINED BENEFIT PLAN LIABILITY (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information about defined benefit plans [abstract]
Balance, opening	$ (91,533)	$ (86,016)	$ (87,058)
Interest costs	(3,494)	(4,638)	(1,964)
Current service cost	(4,414)	(5,860)	(6,023)
Actuary loss for change of assumptions	365	485	3,835
Translation differences	208	4,496	5,194
Balance, ending	$ (98,868)	$ (91,533)	$ (86,016)